Ordinary Shares	12 Months Ended
Dec. 31, 2019
Ordinary Shares [abstract]
Ordinary Shares

NOTE 11 – ORDINARY SHARES

The Company is authorized to issue 500,000,000 ordinary shares of $0.0001 par value. On November 3, 2017 and December 16, 2017, the Company issued an aggregate of 10,987,679 ordinary shares to nine shareholders.